Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Total income	£ 13,133	£ 12,590	£ 12,923
Personal and Business Banking (PBB)
Segmental analysis
Total income	7,081	6,703	6,583
UK Personal & Business Banking
Segmental analysis
Total income	6,477	6,127	6,033
Ulster Bank RoI
Segmental analysis
Total income	604	576	550
Commercial and Private Banking (CPB)
Segmental analysis
Total income	4,162	4,072	3,898
Commercial Banking
Segmental analysis
Total income	3,484	3,415	3,254
Private Banking
Segmental analysis
Total income	678	657	644
RBS International
Segmental analysis
Total income	389	374	367
NatWest Markets
Segmental analysis
Total income	1,050	1,212	2,066
Central Items and other
Segmental analysis
Total income	451	229	9
Operating segment
Segmental analysis
Total income	13,133	12,590	12,923
Operating segment | Personal and Business Banking (PBB)
Segmental analysis
Total income	7,074	6,699	6,558
Operating segment | UK Personal & Business Banking
Segmental analysis
Total income	6,465	6,115	5,989
Operating segment | Ulster Bank RoI
Segmental analysis
Total income	609	584	569
Operating segment | Commercial and Private Banking (CPB)
Segmental analysis
Total income	4,445	4,341	4,153
Operating segment | Commercial Banking
Segmental analysis
Total income	3,851	3,787	3,619
Operating segment | Private Banking
Segmental analysis
Total income	594	554	534
Operating segment | RBS International
Segmental analysis
Total income	281	239	200
Operating segment | NatWest Markets
Segmental analysis
Total income	1,077	1,296	2,190
Operating segment | Central Items and other
Segmental analysis
Total income	256	15	(178)
Inter segment/consolidation adjustments | Personal and Business Banking (PBB)
Segmental analysis
Total income	7	4	25
Inter segment/consolidation adjustments | UK Personal & Business Banking
Segmental analysis
Total income	12	12	44
Inter segment/consolidation adjustments | Ulster Bank RoI
Segmental analysis
Total income	(5)	(8)	(19)
Inter segment/consolidation adjustments | Commercial and Private Banking (CPB)
Segmental analysis
Total income	(283)	(269)	(255)
Inter segment/consolidation adjustments | Commercial Banking
Segmental analysis
Total income	(367)	(372)	(365)
Inter segment/consolidation adjustments | Private Banking
Segmental analysis
Total income	84	103	110
Inter segment/consolidation adjustments | RBS International
Segmental analysis
Total income	108	135	167
Inter segment/consolidation adjustments | NatWest Markets
Segmental analysis
Total income	(27)	(84)	(124)
Inter segment/consolidation adjustments | Central Items and other
Segmental analysis
Total income	£ 195	£ 214	£ 187